Summary of significant accounting policies - Recent accounting pronouncements (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income before income taxes	¥ 1,894,330,096	$ 259,522,159	¥ 1,468,577,989	¥ 1,219,896,176
Net cash provided by operating activities	1,523,386,291	208,703,066	1,391,444,390	626,781,729
Net cash (used in) provided by investing activities	122,034,285	16,718,629	(1,683,641,707)	(1,217,467,865)
Origination and servicing expenses	1,738,139,455	238,124,129	1,544,013,591	1,337,369,916
General and administrative expenses	¥ 175,932,509	$ 24,102,656	153,943,169	143,234,358
Revision of prior period, adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income before income taxes			65,500,000	(3,600,000)
Net cash provided by operating activities			577,300,000	304,100,000
Net cash (used in) provided by investing activities			577,300,000	304,100,000
Origination and servicing expenses			1,325,800,000	789,300,000
General and administrative expenses			32,600,000	28,300,000
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income before income taxes			1,403,100,000	1,223,500,000
Net cash provided by operating activities			814,100,000	322,700,000
Net cash (used in) provided by investing activities			1,106,300,000	913,400,000
Sales and marketing expense			12,500,000	15,400,000
Borrower acquisition expenses			1,358,400,000	817,700,000
Origination and servicing expenses			2,869,800,000	2,126,700,000
General and administrative expenses			¥ 186,500,000	¥ 171,500,000